Income taxes (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	$ 111,120
Unused tax losses for which no deferred tax asset recognized	366,003	$ 6,958
Domestic tax authority one [member]
IfrsStatementLineItems [Line Items]
Unused tax losses for which no deferred tax asset recognized	$ 1,818